Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	FORUM FUNDS
Entity Central Index Key	0000315774
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000012491
Shareholder Report [Line Items]
Fund Name	Auxier Focus Fund
Class Name	A Shares
Trading Symbol	AUXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

Additional Information Phone Number	(877) 328-9437
Additional Information Website	https://auxierasset.com/prospectus-and-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A shares Class	$65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
AssetsNet	$ 315,643,116
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 905,497
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$315,643,116
# of Portfolio Holdings	126
Portfolio Turnover Rate	1%
Investment Advisory Fees (Net of fees waived)	$905,497

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	94.4%
Preferred Stock	0.7%
Corporate Non-Convertible Bonds	0.7%
U.S. Government & Agency Obligations	3.9%
Money Market Fund	0.3%

Sector Weightings

(% of total investments)

Value	Value
Financials	28.0%
Consumer Staples	19.1%
Health Care	16.5%
Information Technology	12.2%
Consumer Discretionary	8.7%
Industrials	6.7%
Energy	3.4%
Consumer Cyclical	3.1%
Materials	1.6%
Technology	0.3%
Communications	0.2%
Transportation	0.2%
Real Estate	0.0%

* excluding fixed income securities and cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of total investments)

Microsoft Corp.	6.13%
Mastercard, Inc., Class A	4.92%
Philip Morris International, Inc.	4.54%
The Bank of New York Mellon Corp.	4.45%
Alphabet, Inc., Class A	4.02%
The Kroger Co.	3.81%
Bank of America Corp.	3.43%
Visa, Inc., Class A	3.22%
UnitedHealth Group, Inc.	2.91%
Corning, Inc.	2.69%

C000112762
Shareholder Report [Line Items]
Fund Name	Auxier Focus Fund
Class Name	Institutional
Trading Symbol	AUXIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

Additional Information Phone Number	(877) 328-9437
Additional Information Website	https://auxierasset.com/prospectus-and-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 315,643,116
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 905,497
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$315,643,116
# of Portfolio Holdings	126
Portfolio Turnover Rate	1%
Investment Advisory Fees (Net of fees waived)	$905,497

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	94.4%
Preferred Stock	0.7%
Corporate Non-Convertible Bonds	0.7%
U.S. Government & Agency Obligations	3.9%
Money Market Fund	0.3%

Sector Weightings

(% of total investments)

Value	Value
Financials	28.0%
Consumer Staples	19.1%
Health Care	16.5%
Information Technology	12.2%
Consumer Discretionary	8.7%
Industrials	6.7%
Energy	3.4%
Consumer Cyclical	3.1%
Materials	1.6%
Technology	0.3%
Communications	0.2%
Transportation	0.2%
Real Estate	0.0%

* excluding fixed income securities and cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of total investments)

Microsoft Corp.	6.13%
Mastercard, Inc., Class A	4.92%
Philip Morris International, Inc.	4.54%
The Bank of New York Mellon Corp.	4.45%
Alphabet, Inc., Class A	4.02%
The Kroger Co.	3.81%
Bank of America Corp.	3.43%
Visa, Inc., Class A	3.22%
UnitedHealth Group, Inc.	2.91%
Corning, Inc.	2.69%

C000012493
Shareholder Report [Line Items]
Fund Name	Auxier Focus Fund
Class Name	Investor
Trading Symbol	AUXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2025, to December 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Auxier Focus Fund for the period of July 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://auxierasset.com/prospectus-and-reports. You can also request this information by contacting us at (877) 328-9437.

Additional Information Phone Number	(877) 328-9437
Additional Information Website	https://auxierasset.com/prospectus-and-reports
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$48	0.92%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%
AssetsNet	$ 315,643,116
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 905,497
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$315,643,116
# of Portfolio Holdings	126
Portfolio Turnover Rate	1%
Investment Advisory Fees (Net of fees waived)	$905,497

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	94.4%
Preferred Stock	0.7%
Corporate Non-Convertible Bonds	0.7%
U.S. Government & Agency Obligations	3.9%
Money Market Fund	0.3%

Sector Weightings

(% of total investments)

Value	Value
Financials	28.0%
Consumer Staples	19.1%
Health Care	16.5%
Information Technology	12.2%
Consumer Discretionary	8.7%
Industrials	6.7%
Energy	3.4%
Consumer Cyclical	3.1%
Materials	1.6%
Technology	0.3%
Communications	0.2%
Transportation	0.2%
Real Estate	0.0%

* excluding fixed income securities and cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% of total investments)

Microsoft Corp.	6.13%
Mastercard, Inc., Class A	4.92%
Philip Morris International, Inc.	4.54%
The Bank of New York Mellon Corp.	4.45%
Alphabet, Inc., Class A	4.02%
The Kroger Co.	3.81%
Bank of America Corp.	3.43%
Visa, Inc., Class A	3.22%
UnitedHealth Group, Inc.	2.91%
Corning, Inc.	2.69%